UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® INTERMEDIATE HIGH INCOME FUND

CIH-SEM

MFS® INTERMEDIATE HIGH INCOME FUND

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	10.9%
Broadcasting	7.4%
Medical & Health Technology & Services	6.5%
Wireless Communications	5.7%
Cable TV	5.1%

Composition including fixed income credit quality (a)(i)
BBB	5.5%
BB	49.0%
B	55.5%
CCC	17.2%
C	0.1%
Not Rated	1.4%
Non-Fixed Income	1.9%
Cash & Other	(30.6)%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 123.3%
Issuer	Shares/Par		Value ($)
Aerospace - 3.0%
Bombardier, Inc., 4.25%, 2016 (n)		$53,000	$54,855
Bombardier, Inc., 7.5%, 2018 (n)		405,000	463,725
Bombardier, Inc., 7.75%, 2020 (n)		135,000	157,950
CPI International, Inc., 8%, 2018		250,000	264,375
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	215,000	251,500
Huntington Ingalls Industries, Inc., 7.125%, 2021		$370,000	406,075
Kratos Defense & Security Solutions, Inc., 10%, 2017		390,000	425,100

			$2,023,580
Apparel Manufacturers - 1.4%
Hanesbrands, Inc., 6.375%, 2020		$165,000	$181,913
Jones Group, Inc., 6.875%, 2019		240,000	256,500
PVH Corp., 7.375%, 2020		335,000	371,013
PVH Corp., 4.5%, 2022		145,000	144,638

			$954,064
Asset-Backed & Securitized - 0.5%
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)		$450,000	$199,431
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049		275,000	44,158
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		72,942	73,307
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.001%, 2051		155,000	38,963

			$355,859
Automotive - 4.8%
Accuride Corp., 9.5%, 2018		$335,000	$349,233
Allison Transmission, Inc., 7.125%, 2019 (n)		355,000	381,625
Delphi Corp., 5%, 2023		165,000	175,106
Ford Motor Credit Co. LLC, 12%, 2015		287,000	343,298
Ford Motor Credit Co. LLC, 8.125%, 2020		100,000	126,003
General Motors Financial Co., Inc., 4.75%, 2017 (n)		75,000	79,125
General Motors Financial Co., Inc., 6.75%, 2018		215,000	245,100
General Motors Financial Co., Inc., 4.25%, 2023 (z)		90,000	87,750
Goodyear Tire & Rubber Co., 8.25%, 2020		45,000	50,119
Goodyear Tire & Rubber Co., 6.5%, 2021		300,000	315,750
Goodyear Tire & Rubber Co., 7%, 2022		85,000	91,588
Jaguar Land Rover PLC, 7.75%, 2018 (n)		150,000	163,500
Jaguar Land Rover PLC, 8.125%, 2021 (n)		345,000	388,988
Jaguar Land Rover PLC, 5.625%, 2023 (n)		150,000	153,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Lear Corp., 8.125%, 2020	$152,000	$168,720
Lear Corp., 4.75%, 2023 (n)	65,000	64,025
LKQ Corp., 4.75%, 2023 (z)	35,000	34,913

		$3,218,218
Broadcasting - 7.2%
Allbritton Communications Co., 8%, 2018	$175,000	$189,000
AMC Networks, Inc., 7.75%, 2021	311,000	352,200
Clear Channel Communications, Inc., 9%, 2021	253,000	251,103
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	45,000	47,250
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	205,000	216,275
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	10,000	10,575
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	185,000	196,563
Hughes Network Systems LLC, 7.625%, 2021	215,000	240,263
IAC/InterActiveCorp, 4.75%, 2022 (n)	65,000	63,863
Inmarsat Finance PLC, 7.375%, 2017 (n)	165,000	173,250
Intelsat Bermuda Ltd., 11.25%, 2017	240,000	253,920
Intelsat Jackson Holdings S.A., 6.625%, 2022 (z)	215,000	223,869
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	80,000	83,300
Intelsat S.A., 8.125%, 2023 (z)	145,000	155,150
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	98,295	39,318
Liberty Media Corp., 8.5%, 2029	250,000	277,500
Liberty Media Corp., 8.25%, 2030	10,000	11,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	258,809	258,809
Netflix, Inc., 5.375%, 2021 (n)	205,000	208,075
Nexstar Broadcasting Group, Inc., 8.875%, 2017	80,000	87,000
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	65,000	69,225
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	125,000	133,750
Sinclair Broadcast Group, Inc., 8.375%, 2018	40,000	44,200
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	220,000	244,750
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	235,000	258,500
SIRIUS XM Radio, Inc., 4.25%, 2020 (z)	55,000	53,900
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	35,000	35,963
Univision Communications, Inc., 6.875%, 2019 (n)	280,000	297,500
Univision Communications, Inc., 7.875%, 2020 (n)	150,000	164,250
Univision Communications, Inc., 8.5%, 2021 (n)	135,000	146,138

		$4,786,459
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 6.375%, 2019	$485,000	$509,250

Building - 2.9%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$45,000	$45,563
Boise Cascade Co., 6.375%, 2020	125,000	134,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Building Materials Holding Corp., 6.875%, 2018 (n)		$240,000	$256,200
Building Materials Holding Corp., 7%, 2020 (n)		115,000	123,050
Building Materials Holding Corp., 6.75%, 2021 (n)		100,000	108,250
CEMEX S.A.B. de C.V., 9.25%, 2020		95,000	101,888
HD Supply, Inc., 8.125%, 2019		115,000	127,650
HD Supply, Inc., 11.5%, 2020		160,000	188,000
HD Supply, Inc., 10.5%, 2021		15,000	15,563
Nortek, Inc., 8.5%, 2021		290,000	317,550
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		80,000	89,000
USG Corp., 6.3%, 2016		304,000	321,480
USG Corp., 7.875%, 2020 (n)		110,000	123,681

			$1,951,938
Business Services - 2.0%
Equinix, Inc., 4.875%, 2020		$120,000	$122,100
Fidelity National Information Services, Inc., 5%, 2022		170,000	181,900
iGate Corp., 9%, 2016		319,000	342,925
Iron Mountain, Inc., 8.375%, 2021		340,000	369,325
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		140,000	119,000
Neustar, Inc., 4.5%, 2023 (n)		100,000	97,500
SunGard Data Systems, Inc., 7.375%, 2018		100,000	106,500

			$1,339,250
Cable TV - 5.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$60,000	$64,950
CCO Holdings LLC, 8.125%, 2020		395,000	441,410
CCO Holdings LLC, 7.375%, 2020		75,000	83,719
CCO Holdings LLC, 6.5%, 2021		350,000	376,250
CCO Holdings LLC, 5.125%, 2023		90,000	88,200
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		95,000	95,950
Cequel Communications Holdings, 6.375%, 2020 (n)		145,000	151,525
DISH DBS Corp., 6.75%, 2021		175,000	185,063
DISH DBS Corp., 5%, 2023		90,000	85,050
EchoStar Corp., 7.125%, 2016		160,000	175,200
Lynx I Corp., 5.375%, 2021 (n)		200,000	208,000
ONO Finance ll PLC, 10.875%, 2019 (n)		150,000	158,625
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	200,000	276,847
UPC Holding B.V., 9.875%, 2018 (n)		$200,000	221,500
UPCB Finance III Ltd., 6.625%, 2020 (n)		354,000	377,010
Virgin Media Finance PLC, 5.25%, 2022		200,000	201,750
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	135,000	190,161

			$3,381,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 6.625%, 2018	$335,000	$361,800
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)	150,000	158,250
Hexion U.S. Finance Corp., 6.625%, 2020 (z)	75,000	78,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	325,000	339,219
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	120,000	122,100
Huntsman International LLC, 8.625%, 2021	330,000	368,775
INEOS Finance PLC, 8.375%, 2019 (n)	200,000	223,000
Polypore International, Inc., 7.5%, 2017	90,000	96,300

		$1,747,444
Computer Software - 1.6%
Infor U.S., Inc., 11.5%, 2018	$215,000	$252,088
Nuance Communications, Inc., 5.375%, 2020 (n)	95,000	96,188
Syniverse Holdings, Inc., 9.125%, 2019	325,000	355,063
TransUnion Holding Co., Inc., 9.625%, 2018	100,000	107,750
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	150,000	169,500
Verisign, Inc., 4.625%, 2023 (n)	90,000	90,450

		$1,071,039
Computer Software - Systems - 0.9%
Audatex North America, Inc., 6.75%, 2018 (n)	$150,000	$159,563
CDW LLC/CDW Finance Corp., 12.535%, 2017	115,000	123,625
CDW LLC/CDW Finance Corp., 8.5%, 2019	300,000	331,875

		$615,063
Conglomerates - 2.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$375,000	$402,180
BC Mountain LLC, 7%, 2021 (n)	105,000	111,300
Dynacast International LLC, 9.25%, 2019	200,000	220,500
Griffon Corp., 7.125%, 2018	365,000	392,375
Rexel S.A., 6.125%, 2019 (n)	200,000	211,000
Silver II Borrower, 7.75%, 2020 (n)	300,000	311,250

		$1,648,605
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021	$45,000	$37,800

Consumer Products - 1.3%
Elizabeth Arden, Inc., 7.375%, 2021	$280,000	$311,850
Jarden Corp., 7.5%, 2020	295,000	318,600
Libbey Glass, Inc., 6.875%, 2020	72,000	77,940
Prestige Brands, Inc., 8.125%, 2020	79,000	88,875
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	60,000	64,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	$15,000	$16,200

		$877,890
Consumer Services - 1.6%
QVC, Inc., 7.375%, 2020 (n)	$125,000	$138,123
Service Corp. International, 7%, 2017	785,000	896,863

		$1,034,986
Containers - 3.5%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$200,000	$217,250
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	438,000
Ball Corp., 5%, 2022	134,000	138,690
Ball Corp., 4%, 2023	15,000	14,344
Berry Plastics Group, Inc., 9.5%, 2018	65,000	71,175
Berry Plastics Group, Inc., 9.75%, 2021	70,000	80,850
Crown Americas LLC, 4.5%, 2023 (n)	115,000	112,413
Greif, Inc., 6.75%, 2017	350,000	393,750
Reynolds Group, 7.125%, 2019	225,000	239,625
Reynolds Group, 9.875%, 2019	100,000	109,000
Reynolds Group, 5.75%, 2020	130,000	131,950
Reynolds Group, 8.25%, 2021	385,000	392,700

		$2,339,747
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$186,000	$206,460
MOOG, Inc., 7.25%, 2018	145,000	150,075

		$356,535
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$120,000	$118,200
Avaya, Inc., 7%, 2019 (n)	45,000	41,963

		$160,163
Electronics - 1.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$365,000	$396,938
Nokia Corp., 5.375%, 2019	65,000	63,700
Nokia Corp., 6.625%, 2039	45,000	40,163
NXP B.V., 5.75%, 2023 (z)	245,000	254,800
Sensata Technologies B.V., 6.5%, 2019 (n)	305,000	329,400

		$1,085,001
Energy - Independent - 10.6%
Berry Petroleum Corp., 6.75%, 2020	$40,000	$43,100
BreitBurn Energy Partners LP, 8.625%, 2020	85,000	93,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Breitburn Energy Partners LP, 7.875%, 2022	$270,000	$292,950
Carrizo Oil & Gas, Inc., 8.625%, 2018	160,000	174,400
Chaparral Energy, Inc., 7.625%, 2022	125,000	135,000
Chesapeake Energy Corp., 6.875%, 2020	155,000	174,375
Concho Resources, Inc., 8.625%, 2017	110,000	117,288
Concho Resources, Inc., 6.5%, 2022	225,000	243,000
Concho Resources, Inc., 5.5%, 2023	90,000	92,025
Continental Resources, Inc., 8.25%, 2019	180,000	199,800
Continental Resources, Inc., 7.375%, 2020	65,000	73,288
Continental Resources, Inc., 4.5%, 2023 (z)	54,000	54,540
Denbury Resources, Inc., 8.25%, 2020	270,000	302,400
Denbury Resources, Inc., 4.625%, 2023	90,000	87,075
Energy XXI Gulf Coast, Inc., 9.25%, 2017	295,000	327,450
EP Energy LLC, 9.375%, 2020	285,000	323,119
EP Energy LLC, 7.75%, 2022	365,000	406,975
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	140,000	150,150
Halcon Resources Corp., 8.875%, 2021	145,000	147,538
Harvest Operations Corp., 6.875%, 2017	345,000	387,263
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	105,000	116,025
Laredo Petroleum, Inc., 9.5%, 2019	170,000	192,525
LINN Energy LLC, 6.5%, 2019	100,000	101,750
LINN Energy LLC, 8.625%, 2020	90,000	98,550
LINN Energy LLC, 7.75%, 2021	209,000	221,540
MEG Energy Corp., 6.5%, 2021 (n)	105,000	108,675
Plains Exploration & Production Co., 6.125%, 2019	220,000	241,450
Plains Exploration & Production Co., 8.625%, 2019	175,000	197,313
Plains Exploration & Production Co., 6.5%, 2020	90,000	99,675
QEP Resources, Inc., 6.875%, 2021	410,000	459,200
Range Resources Corp., 8%, 2019	185,000	201,650
Range Resources Corp., 5%, 2022	60,000	60,900
Rosetta Resources, Inc., 5.625%, 2021	85,000	85,213
Samson Investment Co., 9.75%, 2020 (n)	320,000	333,600
SandRidge Energy, Inc., 8.125%, 2022	210,000	224,175
SM Energy Co., 6.5%, 2021	250,000	273,125
Whiting Petroleum Corp., 6.5%, 2018	215,000	230,050

		$7,070,652
Engineering - Construction - 0.3%
BakerCorp International, Inc., 8.25%, 2019	$185,000	$191,475

Entertainment - 1.5%
AMC Entertainment, Inc., 8.75%, 2019	$210,000	$230,475
Cedar Fair LP, 9.125%, 2018	115,000	127,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - continued
Cedar Fair LP, 5.25%, 2021 (z)	$90,000	$90,000
Cinemark USA, Inc., 4.875%, 2023 (z)	140,000	139,475
Cinemark USA, Inc., 5.125%, 2022	45,000	45,675
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	81,000	87,480
Six Flags Entertainment Corp., 5.25%, 2021 (n)	250,000	251,250

		$972,005
Financial Institutions - 6.7%
Aviation Capital Group, 4.625%, 2018 (n)	$125,000	$129,133
CIT Group, Inc., 5.25%, 2014 (n)	90,000	92,700
CIT Group, Inc., 5.25%, 2018	225,000	241,875
CIT Group, Inc., 6.625%, 2018 (n)	319,000	358,875
CIT Group, Inc., 5.5%, 2019 (n)	280,000	303,100
CIT Group, Inc., 5%, 2022	325,000	346,125
Credit Acceptance Corp., 9.125%, 2017	225,000	243,000
Icahn Enterprises LP, 7.75%, 2016	40,000	41,400
Icahn Enterprises LP, 8%, 2018	363,000	384,780
International Lease Finance Corp., 4.875%, 2015	105,000	109,463
International Lease Finance Corp., 8.625%, 2015	80,000	90,100
International Lease Finance Corp., 7.125%, 2018 (n)	246,000	289,973
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	425,000	449,969
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	175,000	191,625
PHH Corp., 9.25%, 2016	150,000	174,375
PHH Corp., 7.375%, 2019	195,000	221,325
SLM Corp., 8.45%, 2018	125,000	138,750
SLM Corp., 8%, 2020	460,000	500,825
SLM Corp., 7.25%, 2022	145,000	152,613

		$4,460,006
Food & Beverages - 1.7%
ARAMARK Corp., 5.75%, 2020 (n)	$70,000	$72,450
B&G Foods, Inc., 7.625%, 2018	209,000	224,936
B&G Foods, Inc., 4.625%, 2021	110,000	109,725
Constellation Brands, Inc., 7.25%, 2016	180,000	207,450
Constellation Brands, Inc., 3.75%, 2021	35,000	34,125
Constellation Brands, Inc., 4.25%, 2023	70,000	68,775
Hawk Acquisition Sub, Inc., 4.25%, 2020 (z)	175,000	173,688
TreeHouse Foods, Inc., 7.75%, 2018	215,000	231,663

		$1,122,812
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020	$225,000	$249,750
Graphic Packaging Holding Co., 7.875%, 2018	125,000	137,185
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	200,000	207,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Forest & Paper Products - continued
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	$170,793
Tembec Industries, Inc., 11.25%, 2018		$95,000	104,500

			$869,228
Gaming & Lodging - 4.2%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$135,000	$128,588
Choice Hotels International, Inc., 5.75%, 2022		40,000	44,400
CityCenter Holdings LLC, 10.75%, 2017 (p)		70,000	76,300
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		695,000	434
GWR Operating Partnership LLP, 10.875%, 2017		135,000	149,850
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		100,000	109,637
Isle of Capri Casinos, Inc., 8.875%, 2020		205,000	224,475
MGM Mirage, 6.625%, 2015		70,000	75,950
MGM Resorts International, 11.375%, 2018		405,000	524,475
MGM Resorts International, 6.625%, 2021		90,000	97,538
NCL Corp., 5%, 2018 (n)		75,000	76,500
Penn National Gaming, Inc., 8.75%, 2019		357,000	397,163
Pinnacle Entertainment, Inc., 8.75%, 2020		85,000	92,756
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)		75,000	76,125
Seven Seas Cruises S. DE R.L., 9.125%, 2019		310,000	338,675
Viking Cruises Ltd., 8.5%, 2022 (n)		135,000	151,875
Wynn Las Vegas LLC, 7.75%, 2020		245,000	276,238

			$2,840,979
Industrial - 1.3%
CB Richard Ellis Group, Inc., 11.625%, 2017		$180,000	$190,980
Dematic S.A., 7.75%, 2020 (z)		165,000	177,788
Hyva Global B.V., 8.625%, 2016 (n)		200,000	198,000
Mueller Water Products, Inc., 8.75%, 2020		126,000	142,380
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		175,000	183,313

			$892,461
Insurance - 1.3%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		$600,000	$849,000

Insurance - Property & Casualty - 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$330,000	$518,100
XL Group PLC, 6.5% to 2017, FRN to 2049		490,000	491,225

			$1,009,325
International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016		$60,000	$62,850
Eksportfinans A.S.A., 5.5%, 2017		95,000	99,275

			$162,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 3.0%
Case New Holland, Inc., 7.875%, 2017	$525,000	$616,875
CNH America LLC, 7.25%, 2016	90,000	99,675
CNH Capital LLC, 3.875%, 2015	45,000	46,013
CNH Capital LLC, 6.25%, 2016	65,000	71,500
CNH Capital LLC, 3.625%, 2018 (n)	140,000	141,050
H&E Equipment Services Co., 7%, 2022	230,000	248,400
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	260,000	292,500
RSC Equipment Rental, Inc., 8.25%, 2021	240,000	265,800
United Rentals North America, Inc., 5.75%, 2018	115,000	122,763
United Rentals North America, Inc., 7.625%, 2022	117,000	129,578

		$2,034,154
Major Banks - 1.2%
Bank of America Corp., FRN, 5.2%, 2049	$145,000	$143,550
Barclays Bank PLC, 7.625%, 2022	200,000	201,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	365,000	383,250
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	101,500

		$829,300
Medical & Health Technology & Services - 6.4%
AmSurg Corp., 5.625%, 2020	$150,000	$156,000
CDRT Holding Corp., 9.25%, 2017 (n)(p)	40,000	41,100
Davita, Inc., 6.375%, 2018	505,000	536,563
Davita, Inc., 6.625%, 2020	190,000	202,825
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	189,750
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	170,000	186,575
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	85,000	95,200
HCA, Inc., 8.5%, 2019	595,000	648,550
HCA, Inc., 7.5%, 2022	380,000	442,700
HCA, Inc., 5.875%, 2022	170,000	186,575
HealthSouth Corp., 8.125%, 2020	425,000	470,688
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	220,000	229,900
Kinetics Concepts, Inc., 12.5%, 2019	45,000	46,350
Tenet Healthcare Corp., 9.25%, 2015	140,000	157,150
Tenet Healthcare Corp., 8%, 2020	120,000	131,700
Tenet Healthcare Corp., 4.5%, 2021 (n)	165,000	162,113
Universal Health Services, Inc., 7%, 2018	130,000	140,075
Universal Health Services, Inc., 7.625%, 2020	245,000	263,988

		$4,287,802
Medical Equipment - 0.9%
Biomet, Inc., 6.5%, 2020 (n)	$160,000	$168,400
Physio-Control International, Inc., 9.875%, 2019 (n)	135,000	152,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 6.875%, 2019	$275,000	$297,000

		$617,950
Metals & Mining - 3.4%
ArcelorMittal S.A., 7.25%, 2041	$70,000	$68,250
Arch Coal, Inc., 7.25%, 2020	200,000	179,000
Century Aluminum Co., 7.5%, 2021 (z)	145,000	143,188
Cloud Peak Energy, Inc., 8.25%, 2017	445,000	473,925
Commercial Metals Co., 4.875%, 2023	85,000	80,963
Consol Energy, Inc., 8%, 2017	170,000	181,900
Consol Energy, Inc., 8.25%, 2020	150,000	165,750
First Quantum Minerals Ltd., 7.25%, 2019 (n)	200,000	199,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	135,000	142,425
Peabody Energy Corp., 7.375%, 2016	350,000	399,000
Peabody Energy Corp., 6%, 2018	110,000	117,700
Peabody Energy Corp., 6.25%, 2021	110,000	114,950

		$2,266,051
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$90,000	$89,428

Natural Gas - Distribution - 0.8%
AmeriGas Finance LLC, 6.75%, 2020	$295,000	$321,550
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	230,000	242,650

		$564,200
Natural Gas - Pipeline - 4.2%
Access Midstream Partners Co., 4.875%, 2023	$85,000	$83,935
Atlas Pipeline Partners LP, 4.75%, 2021 (z)	70,000	68,250
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	135,000	137,700
Colorado Interstate Gas Co., 6.8%, 2015	91,000	103,594
Crosstex Energy, Inc., 8.875%, 2018	270,000	290,250
El Paso Corp., 7%, 2017	185,000	210,721
El Paso Corp., 7.75%, 2032	440,000	494,028
Energy Transfer Equity LP, 7.5%, 2020	290,000	332,775
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	249,000	286,661
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	67,000	77,720
Inergy Midstream LP, 6%, 2020 (n)	235,000	245,575
MarkWest Energy Partners LP, 5.5%, 2023	170,000	177,650
MarkWest Energy Partners LP, 4.5%, 2023	10,000	9,725
Sabine Pass Liquefaction, 5.625%, 2021 (n)	100,000	100,375
Sabine Pass Liquefaction, 5.625%, 2023 (z)	200,000	200,000

		$2,818,959

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 1.4%
Centurylink, Inc., 7.65%, 2042		$175,000	$174,125
Citizens Communications Co., 9%, 2031		110,000	113,850
Frontier Communications Corp., 8.125%, 2018		225,000	258,469
Qwest Corp., 7.5%, 2014		1,000	1,083
TW Telecom Holdings, Inc., 5.375%, 2022		120,000	124,200
Windstream Corp., 8.125%, 2018		45,000	48,825
Windstream Corp., 7.75%, 2020		135,000	144,110
Windstream Corp., 7.75%, 2021		55,000	59,125

			$923,787
Oil Services - 2.1%
Bristow Group, Inc., 6.25%, 2022		$205,000	$222,425
Chesapeake Energy Corp., 6.625%, 2019 (n)		85,000	89,250
Dresser-Rand Group, Inc., 6.5%, 2021		80,000	86,600
Edgen Murray Corp., 8.75%, 2020 (n)		330,000	344,025
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		330,000	347,325
Unit Corp., 6.625%, 2021		300,000	315,000

			$1,404,625
Other Banks & Diversified Financials - 3.1%
Ally Financial, Inc., 5.5%, 2017		$595,000	$636,650
Ally Financial, Inc., 6.25%, 2017		95,000	104,552
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		225,000	285,750
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		410,000	451,000
Santander UK PLC, 8.963% to 2030, FRN to 2049		478,000	584,594

			$2,062,546
Pharmaceuticals - 1.0%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	200,000	$294,393
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$250,000	269,375
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		105,000	113,925

			$677,693
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018		$130,000	$138,450
Heckmann Corp., 9.875%, 2018 (n)		45,000	47,588

			$186,038
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 2020 (n)		$125,000	$126,875
IAMGOLD Corp., 6.75%, 2020 (n)		354,000	323,910

			$450,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.7%
American Media, Inc., 13.5%, 2018 (z)	$28,207	$27,079
Lamar Media Corp., 5%, 2023	70,000	70,875
Nielsen Finance LLC, 7.75%, 2018	165,000	181,500
Nielsen Finance LLC, 4.5%, 2020 (n)	210,000	210,525

		$489,979
Railroad & Shipping - 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$16,000	$18,040
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (z)	90,000	91,575
Watco Cos. LLC, 6.375%, 2023 (n)	100,000	105,250

		$214,865
Real Estate - 1.8%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$135,000	$138,038
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	350,000	374,500
ERP Properties, REIT, 7.75%, 2020	200,000	237,029
ERP Properties, REIT, 5.75%, 2022	50,000	54,024
Felcor Lodging LP, REIT, 5.625%, 2023	35,000	35,613
Kennedy Wilson, Inc., 8.75%, 2019	75,000	82,313
MPT Operating Partnership LP, REIT, 6.875%, 2021	150,000	165,750
MPT Operating Partnership LP, REIT, 6.375%, 2022	130,000	142,350

		$1,229,617
Retailers - 3.5%
Academy Ltd., 9.25%, 2019 (n)	$95,000	$106,400
Burlington Coat Factory Warehouse Corp., 10%, 2019	210,000	234,413
CST Brands, Inc., 5%, 2023 (z)	20,000	20,200
J. Crew Group, Inc., 8.125%, 2019	190,000	202,350
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	90,000	95,738
Limited Brands, Inc., 6.9%, 2017	125,000	143,438
Limited Brands, Inc., 6.95%, 2033	175,000	181,344
Rite Aid Corp., 9.5%, 2017	70,000	72,450
Rite Aid Corp., 9.25%, 2020	280,000	316,050
Sally Beauty Holdings, Inc., 6.875%, 2019	110,000	121,963
The Pantry, Inc., 8.375%, 2020	100,000	109,375
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	349,388
Toys “R” Us, Inc., 10.75%, 2017	280,000	296,800
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	90,000	92,588

		$2,342,497
Specialty Chemicals - 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$45,000	$45,338
Koppers, Inc., 7.875%, 2019	105,000	115,238

		$160,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$81,000	$84,747
Michaels Stores, Inc., 7.75%, 2018	105,000	113,925

		$198,672
Telecommunications - Wireless - 5.6%
Clearwire Corp., 12%, 2015 (n)	$235,000	$251,168
Cricket Communications, Inc., 7.75%, 2020	155,000	154,613
Crown Castle International Corp., 7.125%, 2019	345,000	374,325
Crown Castle International Corp., 5.25%, 2023	90,000	91,125
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	244,400
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	108,590
Eileme 2 AB, 11.625%, 2020 (n)	200,000	235,000
MetroPCS Wireless, Inc., 7.875%, 2018	205,000	223,450
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	125,000	130,938
Sprint Capital Corp., 6.875%, 2028	185,000	185,000
Sprint Nextel Corp., 6%, 2016	260,000	280,800
Sprint Nextel Corp., 8.375%, 2017	390,000	449,475
Sprint Nextel Corp., 9%, 2018 (n)	100,000	121,250
Sprint Nextel Corp., 6%, 2022	205,000	211,150
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	250,000	263,125
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	410,000	427,425

		$3,751,834
Telephone Services - 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$100,000	$111,500
Level 3 Financing, Inc., 9.375%, 2019	155,000	170,888
Level 3 Financing, Inc., 8.625%, 2020	80,000	88,000

		$370,388
Transportation - Services - 3.1%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$300,000	$322,875
Avis Budget Car Rental LLC, 8.25%, 2019	130,000	141,538
Avis Budget Car Rental LLC, 9.75%, 2020	95,000	110,913
CEVA Group PLC, 8.375%, 2017 (n)	365,000	377,775
Navios Maritime Acquisition Corp., 8.625%, 2017	260,000	269,100
Navios Maritime Holdings, Inc., 8.875%, 2017	70,000	73,675
Navios South American Logistics, Inc., 9.25%, 2019	146,000	158,775
Navios South American Logistics, Inc., 9.25%, 2019 (n)	71,000	77,213
Swift Services Holdings, Inc., 10%, 2018	485,000	554,113

		$2,085,977
Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$29,000	$34,003
AES Corp., 7.375%, 2021	125,000	146,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
AES Corp., 4.875%, 2023	$15,000	$14,737
Calpine Corp., 7.875%, 2020 (n)	194,000	213,400
Covanta Holding Corp., 7.25%, 2020	220,000	240,354
Covanta Holding Corp., 6.375%, 2022	70,000	75,510
EDP Finance B.V., 6%, 2018 (n)	315,000	339,806
Energy Future Holdings Corp., 10%, 2020	643,000	732,216
Energy Future Holdings Corp., 10%, 2020 (n)	200,000	226,750
Energy Future Holdings Corp., 11.75%, 2022 (n)	160,000	182,200
NRG Energy, Inc., 8.25%, 2020	280,000	313,950
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	98,125

		$2,617,301
Total Bonds (Identified Cost, $78,845,209)		$82,609,193

Floating Rate Loans (g)(r) - 2.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$98,040	$98,923

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$39,225	$39,363

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$96,460	$96,430

Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$63,937	$64,512

Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 2020	$120,879	$121,786

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$82,918	$83,695

Financial Institutions - 0.1%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$43,797	$43,893

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$98,080	$99,105
H.J. Heinz Co., Term Loan B2, 2020 (o)	59,404	59,974

		$159,079
Machinery & Tools - 0.3%
Gardner Denver, Inc., Term Loan, 2014 (o)	$175,000	$175,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Transportation - Services - 0.5%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$310,210	$306,332

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co. LP, Term Loan, 2020 (o)	$204,338	$202,958
Total Floating Rate Loans (Identified Cost, $1,387,944)		$1,391,971

Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $256,638) (a)(d)	$260,000	$251,875

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	100	$98,038
GMAC Capital Trust I, 8.125%	5,675	151,069
Total Preferred Stocks (Identified Cost, $237,049)		$249,107

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $115,000)	2,300	$112,263

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$20,987

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	16	$61,600

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	7,229	$37,952
Total Common Stocks (Identified Cost, $197,103)		$120,539

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $22,955) (a)	$0.01	7/14/10	12	$46,200

Portfolio of Investments (unaudited) – continued

Call Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
iShares Russell 2000 Index - July 2013 (Premiums Paid, $25,479)	171	$18,297

Money Market Funds - 5.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	3,519,633	$3,519,633
Total Investments (Identified Cost, $84,607,010)		$88,319,078

Other Assets, Less Liabilities - (31.8)%		(21,327,047)
Net Assets - 100.0%		$66,992,031

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,089,844 representing 36.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$45,247	$45,563
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	93,750	98,038
American Media, Inc., 13.5%, 2018	12/22/10	28,555	27,079
Atlas Pipeline Partners LP, 4.75%, 2021	5/07/13	70,000	68,250
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	330,497	199,431
CST Brands, Inc., 5%, 2023	4/25/13	20,000	20,200
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	89,902	90,000

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Century Aluminum Co., 7.5%, 2021	5/23/13	$142,871	$143,188
Cinemark USA, Inc., 4.875%, 2023	5/21/13	140,000	139,475
Continental Resources, Inc., 4.5%, 2023	4/02/13	54,000	54,540
Dematic S.A., 7.75%, 2020	12/13/12	165,000	177,788
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	70,907	73,307
General Motors Financial Co., Inc., 4.25%, 2023	5/07/13	90,000	87,750
Hawk Acquisition Sub, Inc., 4.25%, 2020	3/22/13	175,000	173,688
Heckler & Koch GmbH, 9.5%, 2018	5/10/11-1/02/13	281,762	251,500
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	75,435	78,000
Intelsat Jackson Holdings S.A., 6.625%, 2022	5/21/13	228,441	223,869
Intelsat S.A., 8.125%, 2023	3/20/13	145,000	155,150
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-5/28/13	95,873	95,738
LBI Media, Inc., 13.5%, 2020	12/26/12-5/15/13	49,365	39,318
LKQ Corp., 4.75%, 2023	5/02/13	35,000	34,913
Local TV Finance LLC, 9.25%, 2015	5/02/07-2/06/13	260,082	258,809
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	125,000	130,938
NXP B.V., 5.75%, 2023	3/06/13	248,312	254,800
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	75,215	76,125
SIRIUS XM Radio, Inc., 4.25%, 2020	5/02/13	55,000	53,900
Sabine Pass Liquefaction, 5.625%, 2023	4/24/13-5/21/13	204,482	200,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	5/30/13	90,000	91,575
Total Restricted Securities			$3,342,932
% of Net assets			5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/13

Forward Foreign Currency Exchange Contracts at 5/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	411,956	7/16/13	$538,493	$535,563	$2,930
SELL	EUR	JPMorgan Chase Bank N.A.	411,956	7/16/13	538,501	535,563	2,938
SELL	EUR	UBS AG	110,475	7/16/13	144,750	143,623	1,127

							$6,995

Swap Agreements at 5/31/31

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	690,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$49,986

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX. NA. HY. 19 Index, B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $28,205.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $81,087,377)	$84,799,445
Underlying affiliated funds, at cost and value	3,519,633
Total investments, at value (identified cost, $84,607,010)	$88,319,078
Cash	170
Receivables for
Forward foreign currency exchange contracts	6,995
Investments sold	800,640
Interest and dividends	1,453,628
Swaps, at value (net unamortized premiums paid, $28,205)	49,986
Other assets	16,143
Total assets	$90,646,640
Liabilities
Notes payable	$22,000,000
Payables for
Distributions	20,487
Investments purchased	1,515,995
Payable to affiliates
Investment adviser	22,279
Transfer agent and dividend disbursing costs	2,363
Payable for independent Trustees’ compensation	1,943
Accrued interest expense	35,638
Accrued expenses and other liabilities	55,904
Total liabilities	$23,654,609
Net assets	$66,992,031
Net assets consist of
Paid-in capital	$79,253,786
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,740,814
Accumulated net realized gain (loss) on investments and foreign currency	(15,649,217)
Accumulated distributions in excess of net investment income	(353,352)
Net assets	$66,992,031
Shares of beneficial interest outstanding	21,092,613
Net asset value per share (net assets of $66,992,031 / 21,092,613 shares of beneficial interest outstanding)	$3.18

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,011,610
Dividends	12,612
Dividends from underlying affiliated funds	1,796
Total investment income	$3,026,018
Expenses
Management fee	$350,185
Transfer agent and dividend disbursing costs	9,047
Administrative services fee	9,777
Independent Trustees’ compensation	6,634
Stock exchange fee	11,868
Custodian fee	6,289
Interest expense	110,755
Shareholder communications	17,756
Audit and tax fees	37,571
Legal fees	3,700
Miscellaneous	10,575
Total expenses	$574,157
Fees paid indirectly	(42)
Reduction of expenses by investment adviser	(14,856)
Net expenses	$559,259
Net investment income	$2,466,759
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,257,761
Swap agreements	(761)
Foreign currency	(7,767)
Net realized gain (loss) on investments and foreign currency	$1,249,233
Change in unrealized appreciation (depreciation)
Investments	$250,428
Swap agreements	21,781
Translation of assets and liabilities in foreign currencies	15,158
Net unrealized gain (loss) on investments and foreign currency translation	$287,367
Net realized and unrealized gain (loss) on investments and foreign currency	$1,536,600
Change in net assets from operations	$4,003,359

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income	$2,466,759	$5,416,041
Net realized gain (loss) on investments and foreign currency	1,249,233	(695,478)
Net unrealized gain (loss) on investments and foreign currency translation	287,367	7,183,445
Change in net assets from operations	$4,003,359	$11,904,008
Distributions declared to shareholders
From net investment income	$(2,834,047)	$(6,023,250)
Change in net assets from fund share transactions	$136,596	$394,240
Total change in net assets	$1,305,908	$6,274,998
Net assets
At beginning of period	65,686,123	59,411,125
At end of period (including accumulated distributions in excess of net investment income of $353,352 and undistributed net investment income of $13,936, respectively)	$66,992,031	$65,686,123

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$4,003,359
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(21,325,287)
Proceeds from disposition of investment securities	22,700,572
Payments for swap agreements	(761)
Purchases of short-term investments, net	(1,596,940)
Realized gain/loss on investments	(1,257,761)
Realized gain/loss on swap agreements	761
Unrealized appreciation/depreciation on investments	(250,428)
Unrealized appreciation/depreciation on foreign currency contracts	(15,378)
Unrealized appreciation/depreciation on swaps	(21,781)
Net amortization/accretion of income	101,959
Decrease in interest and dividends receivable	104,775
Decrease in accrued expenses and other liabilities	(29,131)
Increase in other assets	(12,643)
Net cash provided by operating activities	$2,401,316
Cash flows from financing activities:
Distributions paid in cash	(2,677,303)
Decrease in interest payable	(4,653)
Net cash used by financing activities	$(2,681,956)
Net decrease in cash	$(280,640)
Cash:
Beginning of period	$280,810
End of period	$170

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $136,596.

Cash paid during the six months ended May 31, 2013 for interest was $115,408.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009		2008

Net asset value, beginning of period	$3.12		$2.84	$3.02	$2.72	$1.72		$3.47
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.27	$0.29	$0.28		$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		0.31	(0.14)	0.28	1.01		(1.76)
Total from investment operations	$0.19		$0.57	$0.13	$0.57	$1.29		$(1.43)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)	$(0.27)	$(0.29)		$(0.32)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$0.00	(w)	$0.00 (w)
Net asset value, end of period (x)	$3.18		$3.12	$2.84	$3.02	$2.72		$1.72
Market value, end of period	$3.02		$3.08	$2.85	$3.01	$2.42		$1.35
Total return at market value (%)	2.32	(n)	18.81	4.90	36.61	107.88		(48.49)
Total return at net asset value (%) (j)(r)(s)(x)	6.36	(n)	20.77	4.19	21.94	83.39		(43.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.89	1.92	2.31	2.85		3.55
Expenses after expense reductions (f)	1.68	(a)	1.73	1.81	1.88	2.16		2.81
Net investment income	7.39	(a)	8.55	8.83	9.85	12.69		10.80
Portfolio turnover	21	(n)	38	60	57	45		62
Net assets at end of period (000 omitted)	$66,992		$65,686	$59,411	$63,092	$56,684		$35,926

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.34	(a)	1.35	1.35	1.03	1.08	1.01
Senior Securities:
Total notes payable outstanding (000 omitted)	$22,000		$22,000	$22,000	$22,000	$21,000	$17,000
Asset coverage per $1,000 of indebtedness (k)	$4,045		$3,986	$3,701	$3,868	$3,699	$3,113

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$302,616	$205,838	$37,952	$546,406
Non-U.S. Sovereign Debt	—	162,125	—	162,125
Municipal Bonds	—	89,428	—	89,428
U.S. Corporate Bonds	—	68,308,158	—	68,308,158
Commercial Mortgage-Backed Securities	—	282,552	—	282,552
Asset-Backed Securities (including CDOs)	—	73,307	—	73,307
Foreign Bonds	—	13,945,498	—	13,945,498
Floating Rate Loans	—	1,391,971	—	1,391,971
Mutual Funds	3,519,633	—	—	3,519,633
Total Investments	$3,822,249	$84,458,877	$37,952	$88,319,078

Other Financial Instruments
Swap Agreements	$—	$49,986	$—	$49,986
Forward Foreign Currency Exchange Contracts	—	6,995	—	6,995

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$34,338
Change in unrealized appreciation (depreciation)	3,614
Balance as of 5/31/13	$37,952

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2013 is $3,614.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$6,995
Equity	Purchased Equity Options	18,297
Credit	Credit Default Swaps	49,986
Total		$75,278

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$—	$(8,325)	$—
Equity	—	—	146,217
Credit	(761)	—	—
Total	$(761)	$(8,325)	$146,217

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$—	$15,378	$—
Equity	—	—	(8,414)
Credit	21,781	—	—
Total	$21,781	$15,378	$(8,414)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded

Notes to Financial Statements (unaudited) – continued

under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit

Notes to Financial Statements (unaudited) – continued

risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in

Notes to Financial Statements (unaudited) – continued

an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees,

Notes to Financial Statements (unaudited) – continued

consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$6,023,250

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$84,866,717
Gross appreciation	4,885,129
Gross depreciation	(1,432,768)
Net unrealized appreciation (depreciation)	$3,452,361

As of 11/30/12
Undistributed ordinary income	71,960
Capital loss carryforwards	(16,606,458)
Post-October capital loss deferral	(7,001)
Other temporary differences	(67,449)
Net unrealized appreciation (depreciation)	3,177,881

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses

As of November 30, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/13	$(71,539)
11/30/14	(2,075,017)
11/30/16	(5,956,332)
11/30/17	(6,983,828)
11/30/18	(474,667)
Total	$(15,561,383)

Post-enactment losses which are characterized as follows:
Long-Term	$(1,045,075)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“Net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income.

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended May 30, 2013 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended May 31, 2013, this reduction amounted to $14,749 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2013, these fees paid to MFSC amounted to $2,847.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0293% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $1,605 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and

Notes to Financial Statements (unaudited) – continued

the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $249 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $107, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $18,208,576 and $18,090,257, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months period ended May 31, 2013 and year ended November 30, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	43,147	$136,596	130,712	$394,240

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $30,000,000. This credit agreement matured on January 11, 2013. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $25,000,000 on substantially similar terms for an additional 364 day period which matures on January 10, 2014. At May 31, 2013, the fund had outstanding borrowings under this agreement in the amount of $22,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. Borrowing under this agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense in the amount of $110,755 during the period in connection with this loan agreement. The

Notes to Financial Statements (unaudited) – continued

fund also incurred a commitment fee of $2,235 based on the average daily unused portion of the revolving secured line of credit which is reported in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2013, the average loan balance was $22,000,000 at a weighted average annual interest rate of 1.01%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,922,693	12,274,618	(10,677,678)	3,519,633

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,796	$3,519,633

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities of the MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2012, and the financial highlights for each of the five years in the period ended November 30, 2012, and in our report dated January 15, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/12-12/31/12	0	N/A	0	2,095,336
1/01/13-1/31/13	0	N/A	0	2,095,336
2/01/13-2/28/13	0	N/A	0	2,095,336
3/01/13-3/31/13	0	N/A	0	2,107,020
4/01/13-4/30/13	0	N/A	0	2,107,020
5/01/13-5/31/13	0	N/A	0	2,107,020

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 2,107,020.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.